Schedule of Investments

December 31, 2020 (Unaudited)

Intrepid Capital Fund

	Shares	Value
COMMON STOCKS - 67.93%
Capital Goods - 1.36%
Acuity Brands, Inc.	6,816	$825,350

Commercial & Professional Services - 5.83%
Copart, Inc. (a)	17,303	2,201,807
IAA, Inc. (a)	20,472	1,330,270

		3,532,077

Consumer Durables & Apparel - 3.56%
Skechers U.S.A., Inc. - Class A (a)	59,965	2,155,142

Diversified Financials - 5.26%
Berkshire Hathaway, Inc. - Class B (a)	7,807	1,810,209
Jefferies Financial Group, Inc.	56,098	1,380,011

		3,190,220

Food, Beverage & Tobacco - 2.55%
Becle SAB de CV (b)	613,543	1,544,687

Health Care Equipment & Services - 1.31%
CVS Health Corp.	11,673	797,266

Media & Entertainment - 21.25%
Alphabet, Inc. - Class A (a)	1,122	1,966,462
Electronic Arts, Inc.	11,572	1,661,739
InterActiveCorp (a)	12,698	2,404,366
Match Group, Inc. (a)	8,418	1,272,718
Take-Two Interactive Software, Inc. (a)	11,007	2,287,145
Madison Square Garden Sports Corp. - Class A (a)	7,352	1,353,503
Twitter, Inc. (a)	35,622	1,928,931

		12,874,864

Pharmaceuticals, Biotechnology & Life Sciences - 4.97%
ICON PLC (a)(b)	5,006	976,070
Trulieve Cannabis Corp. (a)(b)	64,392	2,033,591

		3,009,661

Real Estate - 3.79%
CTO Realty Growth, Inc.	22,635	954,289
FRP Holdings, Inc. (a)	29,429	1,340,491

		2,294,780

Retailing - 6.16%
Dollar General Corp.	8,554	1,798,906
The TJX Companies, Inc.	28,357	1,936,500

		3,735,406

Software & Services - 10.69%
Accenture PLC - Class A (b)	7,240	1,891,160
Mastercard, Inc. - Class A	3,770	1,345,664
Visa, Inc. - Class A	6,195	1,355,032
WNS Holdings Ltd. - ADR (a)(b)	26,170	1,885,549

		6,477,405

Technology Hardware & Equipment - 1.20%
Fabrinet (a)(b)	9,417	730,665

TOTAL COMMON STOCKS (Cost $28,329,374)		41,167,523

REAL ESTATE INVESTMENT TRUST (REIT) - 2.56%
Real Estate - 2.56%
PotlatchDeltic Corp.	31,040	1,552,621

TOTAL REIT (Cost $978,514)		1,552,621

	Principal Amount
CONVERTIBLE BONDS - 4.26%
Diversified Financials - 1.17%
WisdomTree Investments, Inc. 4.250%, 06/15/2023 (c)	$625,000	709,375

Energy - 1.21%
Teekay Corp. 5.000%, 01/15/2023 (b)	837,000	729,947

Real Estate - 1.88%
CTO Realty Growth, Inc. 3.875%, 04/15/2025	1,185,000	1,138,666

TOTAL CONVERTIBLE BONDS (Cost $2,480,699)		2,577,988

CORPORATE BONDS - 21.62%
Automobiles & Components - 2.70%
Nexteer Automotive Group Ltd. 5.875%, 11/15/2021 (b)(c)	1,632,000	1,633,929

Capital Goods - 3.25%
WESCO Distribution, Inc. 5.375%, 12/15/2021	1,966,000	1,968,163

Consumer Services - 2.70%
Nathan’s Famous, Inc. 6.625%, 11/01/2025 (c)	1,587,000	1,636,594

Energy - 2.38%
Great Western Petroleum LLC 9.000%, 09/30/2021 (c)	1,190,000	702,100
Murphy Oil Corp. 6.875%, 08/15/2024	724,000	737,720

		1,439,820

Food & Staples Retailing - 2.06%
Ingles Markets, Inc. 5.750%, 06/15/2023	1,234,000	1,250,184

Funds, Trusts, and Other Financial Vehicles - 1.95%
Icahn Enterprises LP 6.750%, 02/01/2024	1,158,000	1,180,558

Pharmaceuticals, Biotechnology & Life Sciences - 1.76%
Trulieve Cannabis Corp. 9.750%, 06/18/2024 (b)	1,005,000	1,063,843

Retailing - 2.18%
Caleres, Inc. 6.250%, 08/15/2023	1,315,000	1,324,862

Telecommunication Services - 2.64%
Cincinnati Bell, Inc. 8.000%, 10/15/2025 (c)	1,500,000	1,602,187

TOTAL CORPORATE BONDS (Cost $13,342,733)		13,100,140

	Shares
SHORT-TERM INVESTMENT - 2.08%
Money Market Fund - 2.08%
STIT-Treasury Portfolio - Institutional Class, 0.010% (d)	1,263,491	1,263,491

TOTAL SHORT-TERM INVESTMENT (Cost $1,263,491)		1,263,491

Total Investments (Cost $46,394,811) - 98.45%		59,661,763
Other Assets in Excess of Liabilities - 1.55%		937,401

TOTAL NET ASSETS - 100.00%		$60,599,164

ADR - American Depositary Receipt

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security.
(c)

Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2020, the value of these investments was $6,284,185, or 10.37% of total net assets.

(d)	Rate listed is the 7-day effective yield.

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Schedule of Investments

December 31, 2020 (Unaudited)

Intrepid Endurance Fund

	Shares	Value
COMMON STOCKS - 85.42%
Capital Goods - 2.11%
Acuity Brands, Inc.	11,646	$1,410,214

Commercial & Professional Services - 9.06%
Copart, Inc. (a)	7,453	948,394
IAA, Inc. (a)	37,621	2,444,613
SP Plus Corp. (a)	92,194	2,657,953

		6,050,960

Consumer Durables & Apparel - 10.06%
LGI Homes, Inc. (a)	23,407	2,477,631
Skechers U.S.A., Inc. - Class A (a)	118,025	4,241,819

		6,719,450

Diversified Financials - 3.71%
Cboe Global Markets, Inc.	10,700	996,384
Jefferies Financial Group, Inc.	60,226	1,481,560

		2,477,944

Food, Beverage & Tobacco - 3.22%
Becle SAB de CV (b)	853,621	2,149,120

Media & Entertainment - 17.04%
ANGI Homeservices, Inc. - Class A (a)	107,000	1,411,865
InterActiveCorp (a)	9,100	1,723,085
Liberty Braves Group - Class C (a)	28,050	697,884
Take-Two Interactive Software, Inc. (a)	27,896	5,796,510
Madison Square Garden Sprots Corp. - Class A (a)	9,518	1,752,264

		11,381,608

Pharmaceuticals, Biotechnology & Life Sciences - 9.87%
Charles River Laboratories International, Inc. (a)	2,688	671,624
ICON PLC (a)(b)	7,625	1,486,722
Trulieve Cannabis Corp. (a)(b)	140,396	4,433,906

		6,592,252

Retailing - 10.87%
Burlington Stores, Inc. (a)	10,816	2,828,925
Etsy, Inc. (a)	8,395	1,493,554
Five Below, Inc. (a)	12,737	2,228,720
Ollie’s Bargain Outlet Holdings, Inc. (a)	8,699	711,317

		7,262,516

Software & Services - 13.41%
Amdocs Ltd. (b)	10,408	738,239
Dropbox, Inc. - Class A (a)	57,800	1,282,582
Keywords Studios PLC (a)(b)	42,757	1,672,251
Sykes Enterprises, Inc. (a)	34,065	1,283,229
WNS Holdings Ltd. - ADR (a)(b)	55,247	3,980,546

		8,956,847

Technology Hardware & Equipment - 6.07%
Fabrinet (a)(b)	33,151	2,572,186
Silicom Ltd. (a)(b)	35,497	1,485,550

		4,057,736

TOTAL COMMON STOCKS (Cost $38,369,579)		57,058,647

EXCHANGE-TRADED FUND - 2.99%
iShares Gold Trust (a)	110,316	2,000,029

TOTAL EXCHANGE-TRADED FUND (Cost $1,411,681)		2,000,029

REAL ESTATE INVESTMENT TRUST (REIT) - 2.34%
Real Estate - 2.34%
PotlatchDeltic Corp.	31,259	1,563,575

TOTAL REIT (Cost $1,055,742)		1,563,575

	Principal Amount
CONVERTIBLE BOND - 1.36%
Diversified Financials - 1.36%
EZCORP, INC. 2.875%, 07/01/2024 (a)	$995,000	908,453

TOTAL CONVERTIBLE BOND (Cost $861,552)		908,453

SHORT-TERM INVESTMENT - 6.53%
US TREASURY BILL - 6.53%
United States Treasury Bill
0.049%, 02/25/2021 (c)	3,378,000	3,377,584
0.090%, 01/21/2021 (c)	984,000	983,951

TOTAL SHORT-TERM INVESTMENT (Cost $4,361,535)		4,361,535

Total Investments (Cost $46,060,090) - 98.65%		65,892,239
Other Assets in Excess of Liabilities - 1.35%		902,794

TOTAL NET ASSETS - 100.00%		$66,795,033

ADR- American Depositary Receipt
Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign Issued Security.
(c)	Rate shown is the effective yield based on purchased price. The calculation assumes the security is held to maturity.

Schedule of Open Forward Currency Contracts

December 31, 2020 (Unaudited)

Counterparty of Contracts	Forward Settlement Date	Currency to be Received	Amount of Currency to be Received in Local Currency	Currency to be Delivered	Amount of Currency to be Delivered in Local Currency	Unrealized Depreciation
Bank of New York Mellon	03/11/2021	USD	1,678,324	MXN	36,903,000	$(161,469)
State Street Bank	03/11/2021	USD	965,877	EUR	814,000	(30,138)
State Street Bank	04/21/2021	USD	590,292	GBP	444,000	(17,278)

						$(208,885)

EUR – Euro

GBP - British Pound

MXN - Mexican Peso

USD - U.S. Dollar

Schedule of Investments

December 31, 2020 (Unaudited)

Intrepid Income Fund

	Principal Amount	Value
ASSET-BACKED SECURITIES - 3.09%
Transportation - 3.09%
Continental Airlines 2000-2 Class A-1 Pass Through Trust 7.707%, 10/02/2022 (a)	$2,494	2,485
Continental Airlines 2010-1 Class A Pass Through Trust 4.750%, 01/12/2021	2,190,559	2,192,782
UAL 2007-1 Pass Through Trust 6.636%, 01/02/2024	1,429,208	1,441,945

TOTAL ASSET-BACKED SECURITIES (Cost $3,676,797)		3,637,212

BANK LOANS (b)- 10.53%
Consumer Services - 10.53%
Acreage Holdings, Inc.	2,000,000	1,970,000
Curaleaf, Inc.	5,750,000	6,123,750
RailWorks Corp.	2,500,000	2,518,750
Terra Tech Corp.	1,800,000	1,784,250

TOTAL BANK LOANS (Cost $12,032,870)		12,396,750

CONVERTIBLE BONDS - 21.58%
Capital Goods - 0.21%
Tutor Perini Corp. 2.875%, 06/15/2021	249,000	246,510

Diversified Financials - 6.62%
EZCORP, Inc.
2.875%, 07/01/2024	3,806,000	3,474,946
2.375%, 05/01/2025	2,000,000	1,624,783
WisdomTree Investments, Inc. 4.250%, 06/15/2023 (a)	2,375,000	2,695,625

		7,795,354

Energy - 4.46%
Teekay Corp. 5.000%, 01/15/2023 (c)	6,011,000	5,242,186

Food, Beverage & Tobacco - 4.34%
Turning Point Brands, Inc. 2.500%, 07/15/2024	4,506,000	5,111,317

Real Estate - 3.51%
CTO Realty Growth, Inc. 3.875%, 04/15/2025	4,300,000	4,131,868

Telecommunication Services - 2.44%
Liberty Latin America Ltd. 2.000%, 07/15/2024 (c)	3,001,000	2,866,654

TOTAL CONVERTIBLE BONDS (Cost $23,164,251)		25,393,889

CORPORATE BONDS - 63.15%
Administrative and Support Services - 1.14%
The ServiceMaster Co. LLC 7.450%, 08/15/2027	1,151,000	1,343,574

Automobiles & Components - 1.48%
Nexteer Automotive Group Ltd. 5.875%, 11/15/2021 (a)(c)	1,744,000	1,746,061

Capital Goods - 3.41%
ATS Automation Tooling Systems, Inc. 6.500%, 06/15/2023 (a)	1,490,000	1,516,261

Mueller Industries, Inc. 6.000%, 03/01/2027	701,000	715,763
Terex Corp. 5.625%, 02/01/2025 (a)	1,500,000	1,548,000
WESCO Distribution, Inc. 5.375%, 12/15/2021	232,000	232,255

		4,012,279

Consumer Durables & Apparel - 6.52%
Levi Strauss & Co. 5.000%, 05/01/2025	188,000	192,935
LGI Homes, Inc. 6.875%, 07/15/2026 (a)	2,500,000	2,631,250
Tapestry, Inc. 3.000%, 07/15/2022	273,000	279,082
Vista Outdoor, Inc. 5.875%, 10/01/2023	4,502,000	4,563,430

		7,666,697

Consumer Services - 4.922
Boyd Gaming Corp.
6.375%, 04/01/2026	164,000	170,593
6.000%, 08/15/2026	2,438,000	2,535,520
Nathan’s Famous, Inc. 6.625%, 11/01/2025 (a)	2,188,000	2,256,375

		4,962,488

Diversified Financials - 6.38%
Donnelley Financial Solutions, Inc. 8.250%, 10/15/2024	2,569,000	2,732,504
HSBC Finance Corp. 6.676%, 01/15/2021 (c)	269,000	269,364
Oppenheimer Holdings, Inc. 5.500%, 10/01/2025	4,440,000	4,506,600

		7,508,468

Electrical Equipment, Appliance, and Component Manufacturing - 0.18%
Spectrum Brands, Inc. 6.125%, 12/15/2024	210,000	215,119

Energy - 10.74%
Bristow Group, Inc. 7.750%, 12/15/2022	3,071,000	3,085,741
EQM Midstream Partners LP 4.750%, 07/15/2023	43,000	45,289
Great Western Petroleum LLC 9.000%, 09/30/2021 (a)	2,715,000	1,601,850
Matador Resources Co. 5.875%, 09/15/2026	2,192,000	2,150,900
Murphy Oil Corp. 6.875%, 08/15/2024	1,874,000	1,909,512
Targa Resources Partners LP 5.125%, 02/01/2025	62,000	63,743
Teekay Corp. 9.250%, 11/15/2022 (a)(c)	3,700,000	3,783,250

		12,640,285

Food & Staples Retailing - 1.98%
Ingles Markets, Inc. 5.750%, 06/15/2023	2,296,000	2,326,112

Funds, Trusts, and Other Financial Vehicles - 1.86%
Icahn Enterprises LP 6.750%, 02/01/2024	2,146,000	2,187,804

Materials - 0.73%
New Gold, Inc. 6.375%, 05/15/2025 (a)	824,000	862,625

Media & Entertainment - 6.42%
Meredith Corp. 6.875%, 02/01/2026	4,090,000	3,995,419
Rackspace Technology Global, Inc. 5.375%, 12/01/2028 (a)	1,000,000	1,049,575
Speedway Motorsports LLC 4.875%, 11/01/2027 (a)	2,533,000	2,514,002

		7,558,996

Merchant Wholesalers, Nondurable Goods - 1.91%
KeHE Distributors LLC 8.625%, 10/15/2026 (a)	2,000,000	2,249,690

Personal and Laundry Services - 0.23%
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/2026 (a)	250,000	265,195

Pharmaceuticals, Biotechnology & Life Sciences - 4.48%
Trulieve Cannabis Corp. 9.750%, 06/18/2024 (c)	4,986,000	5,277,933

Rental and Leasing Services - 0.16%
Ford Motor Credit Co. LLC 1.044% (3 Month LIBOR USD + 0.810%), 04/05/2021 (d)	192,000	191,183

Retailing - 4.17%
Caleres, Inc. 6.250%, 08/15/2023	3,743,000	3,771,073
GameStop Corp. 6.750%, 03/15/2021 (a)	809,000	811,427
L Brands Inc. 5.625%, 10/15/2023	100,000	107,938
Nordstrom Inc. 8.950%, 03/15/2028	186,000	211,692

		4,902,130

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.32%
LPL Holdings, Inc. 5.750%, 09/15/2025 (a)	1,500,000	1,555,380

Telecommunication Services - 3.45%
Cincinnati Bell, Inc. 8.000%, 10/15/2025 (a)	2,645,000	2,825,190
Cincinnati Bell Telephone Co LLC 6.300%, 12/01/2028	1,158,000	1,237,393

		4,062,583

Transportation - 2.36%
Delta Air Lines, Inc.
3.400%, 04/19/2021	14,000	14,093
2.900%, 10/28/2024	2,801,000	2,765,533

		2,779,626

TOTAL CORPORATE BONDS (Cost $72,185,868)		74,314,228

WARRANTS - 0.21%
Consumer Services - 0.21%
Acreage Holdings, Inc. - Class D
Expiration: 10/30/2024, Exercise Price: $3.01	49,833	74,749
Acreage Holdings, Inc. - Class E
Expiration: 10/30/2024, Exercise Price: $3.15	111,209	166,814

TOTAL WARRANTS (Cost $0)		241,563

	Shares
SHORT-TERM INVESTMENT - 0.92%
Money Market Fund - 0.92%
STIT - Treasury Portfolio - Institutional Class, 0.010% (e)	1,079,097	1,079,097

TOTAL SHORT-TERM INVESTMENT (Cost $1,079,097)		1,079,097

Total Investments (Cost $112,138,883) - 99.48%		117,062,739
Other Assets in Excess of Liabilities - 0.52%		608,425

TOTAL NET ASSETS - 100.00%		$117,671,164

Percentages are stated as a percent of net assets.

(a)

Securities purchases pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2020, the value of these investments was $29,914,241, or 25.42% of total net assets.

(b)

Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(c)	Foreign Issued Security.
(d)	Variable rate security. The coupon rate, reference rate and spread rate is shown as of 12/31/2020.
(e)	Rate listed is the 7-day effective yield.

Schedule of Investments

December 31, 2020 (Unaudited)

Intrepid Disciplined Value Fund

	Shares	Value
COMMON STOCKS - 84.26%
Commercial & Professional Services - 6.30%
TransUnion	5,267	$522,592
Waste Connections, Inc. (a)	6,296	645,780

		1,168,372

Consumer Durables & Apparel - 3.39%
Skechers U.S.A., Inc. - Class A (b)	17,456	627,369

Consumer Services - 1.19%
Nathan’s Famous, Inc.	4,000	220,880

Food & Staples Retailing - 2.54%
The Kroger Co.	14,828	470,937

Food, Beverage & Tobacco - 3.79%
Utz Brands, Inc.	31,830	702,170

Health Care Equipment & Services - 7.45%
AmerisourceBergen Corp.	6,091	595,456
Laboratory Corp. of America Holdings (b)	3,852	784,075

		1,379,531

Media & Entertainment - 23.91%
ANGI Homeservices, Inc. - Class A (b)	42,948	566,699
Electronic Arts, Inc.	3,872	556,019
Facebook, Inc. - Class A(b)	2,652	724,420
InterActiveCorp (b)	4,167	789,021
Match Group, Inc. (b)	4,393	664,178
Take-Two Interactive Software, Inc. (b)	3,089	641,864
Madison Square Garden Sprots Corp. - Class A (b)	2,649	487,681

		4,429,882

Pharmaceuticals, Biotechnology & Life Sciences - 4.28%
Bio-Rad Laboratories, Inc. - Class A (b)	1,362	793,964

Real Estate - 2.13%
CTO Realty Growth, Inc.	9,366	394,880

Retailing - 12.33%
Dollar General Corp.	4,321	908,706
Dollar Tree, Inc. (b)	6,561	708,851
Etsy, Inc. (b)	3,754	667,874

		2,285,431

Software & Services - 9.43%
Amdocs Ltd. (a)	12,080	856,834
Mastercard, Inc. - Class A	1,283	457,954
Visa, Inc. - Class A	1,975	431,992

		1,746,780

Technology Hardware & Equipment - 5.46%
Jabil, Inc.	9,812	417,305
Silicom Ltd. (a)(b)	14,211	594,730

		1,012,035

Utilities - 2.06%
Vistra Energy Corp.	19,408	381,561

TOTAL COMMON STOCKS (Cost $9,635,052)		15,613,792

EXCHANGE-TRADED FUND - 3.79%
Funds, Trusts, and Other Financial Vehicles - 3.79%
iShares Expanded Tech-Software Sector ETF	1,985	702,889

TOTAL EXCHANGE-TRADED FUND (Cost $383,688)		702,889

REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.12%
Real Estate - 5.12%
Alpine Income Property Trust, Inc.	17,493	262,220
Americold Realty Trust	18,395	686,685

TOTAL REITs (Cost $947,138)		948,905

	Principal Amount
CONVERTIBLE BOND - 2.21%
Real Estate - 2.21%
CTO Realty Growth, Inc. 3.875%, 04/15/2025	$425,000	408,382

TOTAL CONVERTIBLE BOND (Cost $356,697)		408,382

SHORT-TERM INVESTMENT - 3.62%
Money Market Fund - 3.62%
STIT - Treasury Portfolio - Institutional Class, 0.010% (c)	671,460	671,460

TOTAL SHORT-TERM INVESTMENT (Cost $671,460)		671,460

Total Investments (Cost $11,994,035) - 99.00%		18,345,428
Other Assets in Excess of Liabilities - 1.00%		184,465

TOTAL NET ASSETS - 100.00%		$18,529,893

Percentages are stated as a percent of net assets.

(a)	Foreign Issued Security.
(b)	Non-income producing security.
(c)	Rate listed is the 7-day effective yield.

Notes to Schedule of Investments

December 31, 2020 (Unaudited)

Intrepid Capital Management Funds Trust

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.

Valuation of Securities

The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

•	Level 1 - Quoted prices in active markets for identical securities.

•	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds, real estate investments trusts and certain preferred securities, which are traded on an exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. If there are no sales on a given day for securities traded on an exchange, the latest mean quotation will be used. If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the latest mean quotations from Nasdaq will be used. When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When using the latest mean quotation, the security will be classified as Level 2.

Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, convertible bonds, senior loans, and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if it does not approximate fair value, due to credit or other impairments of the issuer. These securities will generally be classified as Level 2 securities.

Options can diverge from the prices of their underlying instruments. These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1. If there is no composite last price on a given day the latest mean will be used. When using the latest mean quotation, these contracts are classified as Level 2.

Forward currency contracts derive their value from the underlying currency prices. These are valued by a pricing service using pricing models. The models use inputs that are observed from active markets, such as exchange rates. These contracts are classified as Level 2.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange or board of trade. When using the market quotations and when the market is considered active, the contract will be classified as Level 1.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 3 assets.

The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

As of December 31, 2020, the Funds’ assets and liabilities carried at fair value were classified as follows:

Description	Level 1	Level 2	Level 3	Total
Intrepid Capital Fund
Assets

Total Common Stocks*	$41,167,523	$—	$—	$41,167,523

Total Real Estate Investment Trust (REIT)*	1,552,621	—	—	1,552,621

Total Convertible Bonds*	—	2,577,988	—	2,577,988

Total Corporate Bonds*	—	13,100,140	—	13,100,140

Money Market Fund*	1,263,492	—	—	1,263,492

Total Assets	$43,983,636	$15,678,128	$—	$59,661,764

Intrepid Endurance Fund

	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks
Capital Goods	$1,410,214	$—	$—	$1,410,214
Commercial & Professional Services	6,050,960	—	—	6,050,960
Consumer Services	6,719,450	—	—	6,719,450
Diversified Financials	2,477,944	—	—	2,477,944
Food, Beverage & Tobacco	2,149,120	—	—	2,149,120
Media & Entertainment	11,381,608	—	—	11,381,608
Pharmaceuticals, Biotechnology & Life Sciences	2,158,346	4,433,906	—	6,592,252
Retailing	7,262,516	—	—	7,262,516
Software & Services	8,956,847	—	—	8,956,847
Technology Hardware & Equipment	4,057,736	—	—	4,057,736
Total Common Stocks	52,624,741	4,433,906	—	57,058,647

Total Exchange Traded Fund*	2,000,029	—	—	2,000,029

Total Real Estate Investment Trust (REIT)*	1,563,575	—	—	1,563,575

Convertible Bond*	—	908,453	—	908,453

U.S. Treasury Bills*	—	4,361,535	—	4,361,535

Total Assets	$3,563,604	$5,269,988	$—	$8,833,592

Liabilities
Unrealized Depreciation on Forward Currency Contracts	$—	$(208,885)	$—	$(208,885)

Total Liabilities	$—	$(208,885)	$—	$(208,885)

Intrepid Income Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Asset Backed Securities*	$—	$3,637,212	$—	$3,637,212

Total Bank Loans*	—	12,396,750	—	12,396,750

Total Convertible Bonds*	—	25,393,890	—	25,393,890

Total Corporate Bonds*		73,687,565	—	73,687,565

Total Warrants*	241,563	—	—	241,563

Money Market Fund*	1,079,097	—	—	1,079,097

Total Assets	$1,320,660	$115,115,417	$—	$116,436,077

Intrepid Disciplined Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$15,613,792	$—	$—	$15,613,792

Total Exchange-Traded Fund*	702,889	—	—	702,889

Total Real Estate Investment Trusts (REITs)*	948,905	—	—	948,905

Total Convertible Bond*		408,382		408,382
Money Market Fund*	671,460	—	—	671,460

Total Assets	$17,937,046	$408,382	$—	$18,345,428

The Funds did not hold any assets or liabilites that were measured at fair value using significant unobservable inputs (Level 3) as of December 31, 2020.

*	For further information regarding security characteristics, please see the Schedule of Investments.